UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     09/30/08

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

7x7 Asset Management LLC
201 California Street, Suite 930
San Francisco, CA  94111

Form 13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Douglas K. Lee
Manager
415-249-6800

Signature, Place and Date of Signing:

        /s/ Douglas K. Lee
------------------------------------
Douglas K. Lee
San Francisco, CA
11/10/08

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total (x$1000):  $191,741


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
7x7 ASSET MANAGEMENT LLC
FORM 13F INFORMATION TABLE - THIRD QUARTER 2008



                               TITLE                         SHARES/
                                 OF                VALUE    PRINCIPAL  SH/ PUT/  INVSMT  OTH        VOTING AUTHORITY
       NAME OF ISSUER          CLASS      CUSIP   (x$1000)    AMOUNT   PRN CALL  DSCRTN  MGRS     SOLE   SHARED   NONE
======================================================================================================================

ALASKA COMMUNICATIONS SYS GR    COM     01167P101  10,986     898,320  SH         SOLE   N/A     898,320
ARIBA INC                     COM NEW   04033V203   2,120     150,000  SH         SOLE   N/A     150,000
COGO GROUP INC                  COM     192448108   8,070   1,531,400  SH         SOLE   N/A   1,531,400
COVANTA HLDG CORP               COM     22282E102   3,591     150,000  SH         SOLE   N/A     150,000
FIRST SOLAR INC                 COM     336433107   6,612      35,000  SH         SOLE   N/A      35,000
KEMET CORP                      COM     488360108   8,500   6,250,000  SH         SOLE   N/A   6,250,000
LATTICE SEMICONDUCTOR CORP      COM     518415104   5,159   2,504,356  SH         SOLE   N/A   2,504,356
LEAPFROG ENTERPRISES INC        CL A    52186N106   5,021     475,500  SH         SOLE   N/A     475,500
LOOPNET INC                     COM     543524300   4,308     438,206  SH         SOLE   N/A     438,206
NATIONAL SEMICONDUCTOR CORP     COM     637640103  12,047     700,000  SH         SOLE   N/A     700,000
NETLOGIC MICROSYSTEMS INC       COM     64118B100  23,738     785,000  SH         SOLE   N/A     785,000
NOVELLUS SYS INC                COM     670008101  17,381     885,000  SH         SOLE   N/A     885,000
ORACLE CORP                     COM     68389X105   5,078     250,000  SH         SOLE   N/A     250,000
PARAMETRIC TECHNOLOGY CORP    COM NEW   699173209   7,360     400,000  SH         SOLE   N/A     400,000
PROSHARES TR                  ULTASHT   74347R867   7,691     125,000  SH         SOLE   N/A     125,000
                               DOW30
PROSHARES TR                 ULTRASHORT 74347R875  17,784     325,000  SH         SOLE   N/A     325,000
                                QQQ
STEC INC                        COM     784774101  15,368   1,995,900  SH         SOLE   N/A   1,995,900
SEAGATE TECHNOLOGY              SHS     G7945J104   3,030     250,000  SH         SOLE   N/A     250,000
SIGMA DESIGNS INC               COM     826565103   1,435       4,100  SH  PUT    SOLE   N/A           0
SYNAPTICS INC                   COM     87157D109   3,212     106,277  SH         SOLE   N/A     106,277
SYNTHESIS ENERGY SYS INC        COM     871628103  10,202   2,103,441  SH         SOLE   N/A   2,103,441
VOLTERRA SEMICONDUCTOR CORP     COM     928708106  13,048   1,025,000  SH         SOLE   N/A   1,025,000